Document And Entity Information	Sep. 09, 2026
Document Information Line Items
Entity Central Index Key	0000350852
Document Type	8-K
Document Period End Date	Jun. 30, 2026
Entity File Number	001-31220
Entity Registrant Name	COMMUNITY TRUST BANCORP, INC.
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	61-0979818
Entity Address, Address Line One	P.O. Box 2947
Entity Address, Address Line Two	346 North Mayo Trail
Entity Address, City or Town	Pikeville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41502
City Area Code	606
Local Phone Number	432-1414
Title of 12(b) Security	Common Stock
Trading Symbol	CTBI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false